Consolidated Statements of Financial Condition (Current Period Unaudited) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Current Assets
Cash and cash equivalents	$ 19,985,000	$ 7,934,000
Restricted cash	92,000
Deposits with clearing organizations	1,107,000	1,107,000
Receivables from broker dealers and clearing organizations	4,296,000	3,650,000
Other receivables	1,049,000	147,000
Advances to registered representatives - Current portion, net of allowance for uncollectible accounts	384,000	249,000
Securities owned: marketable – at market value	428,000	696,000
Securities owned: nonmarketable – at fair value	39,000	56,000
Prepaid expenes	764,000	520,000
Total Current Assets	28,144,000	14,359,000
Advances to registered representatives - Long term portion	427,000	641,000
Fixed assets, net of accumulated depreciation	447,000	662,000
Intangible assets, net		466,000
Other assets	493,000	461,000
Total Assets	29,511,000	16,589,000
Current Liabilities
Accounts payable, accrued expenses and other liabilities	13,494,000	11,297,000
Payable to broker dealers and clearing organizations	13,000	119,000
Securities sold, but not yet purchased, at market value	15,000	1,000
Convertible notes payable, net of debt discount		6,800,000
Total Current Liabilities	13,522,000	18,217,000
Accrued expenses and other liabilities - Long term portion	192,000	263,000
Total Liabilities, before subordinated borrowings and other liabilities	13,714,000	18,480,000
Subordinated borrowings		1,000,000
Total Liabilities	13,714,000	19,480,000
National Holdings Corporation Stockholders' Equity (Deficit)
Common stock, $.02 par value, 150,000,000 shares authorized; 100,580,203 shares issued and outstanding, at September 30, 2013 and 26,555,572 shares issued and outstanding, at September 30, 2012	2,012,000	531,000
Additional paid-in capital	67,982,000	46,184,000
Accumulated deficit	(54,212,000)	(55,780,000)
Total National Holdings Corporation Stockholders' Equity (Deficit)	15,782,000	(2,909,000)
Non Controlling Interest	15,000	18,000
Total Stockholders' Equity (Deficit)	15,797,000	(2,891,000)
Total Liabilities and Stockholders' Equity (Deficit)	29,511,000	16,589,000
Cumulative Preferred Stock Series C and D [Member]
National Holdings Corporation Stockholders' Equity (Deficit)
Series C and D, convertible preferred stock, $0.01 par value, 10,000,000 shares authorized, 0 shares issued and outstanding at September 30, 2013 and 94,169 issued and outstanding at September 30, 2012		$ 6,156,000